INVESTMENT IN AN AFFILIATE (Schedule of Financials) (Details) (New York Global Innovations, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
New York Global Innovations, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Current assets	$ 896	$ 672
Non-current assets		31
Total assets	896	703
Current liabilities	66	237
Non-current liabilities	60	38
Shareholders' equity	770	428
Total liabilities and shareholders' equity	896	703
Revenue	244	1,288	1,061
Gross profit	204	724	544
Gain on sale of assets	754
Net income (loss)	$ 342	$ (298)	$ (1,076)